RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2020
RELATED PARTY TRANSACTIONS
Schedule of related parties and related parties transaction

(i)Related Parties

Name of Related Parties	Relationship with the Company
Beijing Puhui Sizhong Technology Limited Company	A company controlled by Mr. Changxun Sun
Changxun Sun, Zhiqiang Xu, Muchao Deng	Three management employees
Beijing Jingu Shitong Technology Co., Ltd	An equity investee
Hi Sun Technology (China) Limited	A company that controls Main Access Limited, an entity that is a shareholder of the Company

(ii)The Company had the following related party transactions for the years ended December 31, 2018, 2019 and 2020:

		Year ended December 31,
	Note	2018	2019	2020

Interest free loans provided to related parties:
-Three management employees	(a)	4,000,000	—	2,550,000
-Beijing Jingu Shitong Technology Co., Ltd	(a)	—	—	1,400,000

Interest free loans collected from related parties:
-Three management employees	(a)	3,180,000	310,000	4,160,000

Cloud-based UC&C services provided to a related party:
-Hi Sun Technology (China) Limited	(b)	38,524,686	38,280,256	25,681,928

Sub-lease income from an equity investee:
-Beijing Jingu Shitong Technology Co., Ltd	(c)	—	—	316,981

Project development services purchased from a related party:
-Hi Sun Technology (China) Limited	(d)	1,287,644	7,901,958	386,321

Research and development services purchased from a related party:
-Hi Sun Technology (China) Limited	(d)	—	—	6,006,664

Rental expenses paid for a related party:
-Beijing Puhui Sizhong Technology Limited Company	(e)	130,000	100,000	150,000

(iii)The Company had the following related party balances as of December 31, 2019 and 2020:

		December 31,
	Note	2019	2020

Accounts receivable - a related party, net:
-Hi Sun Technology (China) Limited	(b)	12,501,982	9,447,148

Amounts due from related parties:
-Three management employees	(a)	2,510,000	900,000
-Beijing Jingu Shitong Technology Co., Ltd	(a) (c)	—	1,439,623
-Hi Sun Technology (China) Limited	(b)	3,935,606	3,935,606
Total amounts due from related parties		6,445,606	6,275,229

Amounts due to a related party:
-Hi Sun Technology (China) Limited	(d)	3,180,095	2,813,041